Loans, allowance for loan losses and credit quality (Details 6) SFr in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2015 CHF (SFr) contract	Mar. 31, 2015 CHF (SFr) contract	Jun. 30, 2014 CHF (SFr) contract	Jun. 30, 2015 CHF (SFr) contract	Jun. 30, 2014 CHF (SFr) contract
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	2	2	2	4	3
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 21	SFr 71	SFr 78	SFr 92	SFr 107
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 21	SFr 78	SFr 56	SFr 99	SFr 85
Commercial and industrial loans
Restructured loans
Restructured loans, Modifications, Number of contracts | contract	2	2	2	4	3
Restructured loans, Modifications, Pre-Modification Recorded Investment	SFr 21	SFr 71	SFr 78	SFr 92	SFr 107
Restructured loans, Modifications, Post-Modification Recorded Investment	SFr 21	SFr 78	SFr 56	SFr 99	SFr 85
Restructured loans, subsequently defaulted, Number of contracts | contract	1			1
Restructured loans, subsequently defaulted, Recorded Investment	SFr 65			SFr 65